UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3097

Smith Barney Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2005

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited)	May 31, 2005

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 98.3%
Alabama — 0.8%
		Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (a)	$5,388,601
8,880,000	AAA	5.500% due 10/1/14 (a)	9,645,989
4,000,000	Aaa(b)	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25	4,473,240

		Total Alabama	19,507,830

Arizona — 1.9%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
3,375,000	AA	Refunding, Series A, 5.000% due 1/1/23	3,606,525
2,500,000	AA	Series B, 5.000% due 1/1/31	2,635,225
3,500,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Series A, Call 10/1/05 @ 102, 6.500% due 10/1/25 (c)	3,614,030
14,000,000	AAA	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/19 (c)(d)	15,638,140
		Phoenix, AZ:
		Civic Improvement Corp.:
		Airport Revenue, Junior Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (a)	2,561,125
6,650,000	AAA	5.375% due 7/1/29 (a)	6,734,987
2,500,000	AAA	Excise Tax Revenue, Senior Lien, Municipal Courthouse Project, Series A, 5.250% due 7/1/24	2,683,575
1,000,000	AAA	IDA, MFH Revenue, Refunding, Capitol Mews Apartments, Series A, GNMA-Collateralized, 5.700% due 12/20/40 (a)	1,059,640
		University of Arizona, COP, AMBAC-Insured:
		Series A:
1,525,000	AAA	5.000% due 6/1/19	1,627,785
725,000	AAA	5.000% due 6/1/20	771,125
5,435,000	AAA	Series B, University of Arizona Projects, 5.000% due 6/1/28	5,742,784

		Total Arizona	46,674,941

Arkansas — 0.2%
4,345,000	AAA	Little Rock, AR School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,713,586

California — 9.8%
4,180,000	AAA	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Project Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,424,488
		California:
3,000,000	Ba1(b)	EFA Revenue, Pooled College & University Project, Series A, Call 7/1/08 @ 101, 5.625% due 7/1/23 (c)	3,091,500
4,000,000	AA-	Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,558,120
		Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	5,331,400
2,100,000	AAA	Los Angeles County Department of Public Social Services Facility, AMBAC-Insured, 5.750% due 9/1/23	2,415,651
		State Department of:
4,875,000	AAA	Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,148,829
3,730,000	AAA	Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,967,899
18,500,000	AA-	State Economic Recovery, Series A, 5.000% due 7/1/08 (d)	19,596,310

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
California (continued)
$1,810,000	AAA	Statewide Communities Development Authority, Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	$1,973,841
16,260,000	AAA	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23 (d)	17,564,052
5,000,000	AAA	Contra Costa County, CA, MFH, Crescent Park Apartments Project, Series B, GNMA-Collateralized, 7.800% due 6/20/34	5,207,650
3,655,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,868,744
5,000,000	AAA	Fresno County, CA, Financing Authority, Solid Waste Revenue, American Avenue Landfill Project, MBIA-Insured, 5.750% due 5/15/14	5,121,950
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
8,000,000	A-	Enhanced Asset Backed, Series B, 5.625% due 6/1/20	8,405,200
24,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39 (d)	26,162,400
3,000,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,258,330
		Long Beach, CA, Revenue, Aquarium of the Pacific Project, Series A:
465,000	AAA	5.750% due 7/1/05 (e)	466,116
1,200,000	AAA	Call 7/1/05 @ 102, 5.750% due 7/1/06 (c)	1,226,832
		Los Angeles, CA, Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,602,630
3,920,000	AAA	5.000% due 7/1/25	4,179,818
7,850,000	AAA	5.000% due 7/1/26	8,353,578
9,925,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	10,692,996
3,500,000	AAA	Metropolitan Water District, Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,750,775
		Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	AAA	5.000% due 7/1/20	1,630,262
2,210,000	AAA	5.000% due 7/1/21	2,339,263
1,680,000	AAA	5.000% due 7/1/22	1,774,282
5,000,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26	5,239,750
10,785,000	AAA	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,443,316
		Orange County, CA, Recovery, Series A, MBIA Insured:
1,000,000	AAA	COP, 6.000% due 7/1/08	1,090,010
1,000,000	AAA	Motor Vehicle Fee Withholding, Refunding, 6.000% due 6/1/09	1,113,330
3,000,000	AAA	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	3,136,560
		Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Project, MBIA-Insured:
5,000,000	AAA	5.125% due 9/1/30	5,248,600
1,000,000	AAA	Housing Set-Aside, 5.250% due 9/1/26	1,045,620
2,025,000	AA-	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25	2,210,996
		San Francisco, CA, City & County:
16,675,000	AAA	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26 (d)	17,626,309
		COP, San Bruno Jail Number 3, AMBAC-Insured:
3,000,000	AAA	5.250% due 10/1/20	3,244,530
5,000,000	AAA	5.250% due 10/1/26	5,391,050
		San Jose, CA:
5,000,000	AAA	RDA, Tax Allocation, Merged Area Redevelopment Project, MBIA-Insured, 5.000% due 8/1/24	5,351,800

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
California (continued)
		USD, GO, Santa Clara County, Series D, FSA-Insured:
$4,580,000	AAA	5.000% due 8/1/21	$4,877,288
3,000,000	AAA	5.125% due 8/1/25	3,241,500
		University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,270,040
3,750,000	AAA	5.000% due 5/15/24	3,995,250
4,000,000	AAA	5.000% due 5/15/25	4,261,600
6,000,000	AAA	5.000% due 5/15/26	6,379,800
1,515,000	AAA	Victorville, CA, MFH Revenue, Refunding, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.150% due 4/20/16	1,567,389

		Total California	246,847,654

Colorado — 4.1%
		Arapahoe County, CO, Capital Improvement Trust Fund, Highway Revenue, Series E-470, Remarketed 8/31/95:
7,000,000	AAA	Call 8/31/05 @ 20.8626, zero coupon to yield 7.750% due 8/31/26 (c)	1,451,170
18,000,000	AAA	Call 8/31/05 @ 103, 7.000% due 8/31/26 (c)+	18,733,860
1,000,000	A	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.250% due 11/1/15 (c)	1,087,550
		Colorado Educational & Cultural Facilities Authority Revenue, Refunding & Improvement, University of Denver Project, AMBAC-Insured:
2,815,000	AAA	5.250% due 3/1/18	3,034,232
5,810,000	AAA	5.300% due 3/1/19	6,274,277
3,245,000	AAA	5.500% due 3/1/21	3,585,239
12,500,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (e)	13,003,625
		Denver, CO, City & County:
25,000,000	A	Airport Revenue, Series A, 14.000% due 11/15/08 (a)(d)	31,157,250
		COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	AAA	5.750% due 12/1/17 (c)	7,588,630
7,420,000	AAA	5.500% due 12/1/21 (c)	8,367,979
4,000,000	AAA	5.500% due 12/1/25 (c)	4,511,040
2,000,000	AAA	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,140,080
1,000,000	AAA	Highlands Ranch, CO, Metropolitan District Number 2, Refunding, FSA-Insured, 6.500% due 6/15/10	1,151,270

		Total Colorado	102,086,202

Connecticut — 2.9%
		Connecticut State:
		Airport Revenue, Bradley International Airport, FGIC-Insured:
2,550,000	AAA	5.000% due 10/1/08	2,696,166
4,715,000	AAA	5.000% due 10/1/09	5,057,215
1,435,000	AAA	5.000% due 10/1/10	1,553,961
15,000,000	AAA	HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27 (d)	15,645,900
		Mashantucket Western Pequot Tribe, Connecticut Special Revenue:
		Series A:
495,000	AAA	6.500% due 9/1/05 (e)(f)	499,821
4,000,000	BBB-	5.500% due 9/1/28 (f)	4,157,480
		Series B:
1,000,000	Baa3(b)	5.550% due 9/1/08 (f)	1,072,930
2,000,000	Baa3(b)	5.700% due 9/1/12 (f)	2,130,160
6,500,000	Baa3(b)	5.750% due 9/1/18 (f)	6,860,360
		South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:
2,715,000	AAA	5.375% due 8/1/25	2,955,875
7,920,000	AAA	5.375% due 8/1/30	8,607,139
		University of Connecticut, GO, Series A:
3,905,000	AA	5.000% due 4/1/20	4,189,128
4,500,000	AA	5.000% due 4/1/21	4,802,310

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Connecticut (continued)
		Waterbury, CT, GO, Series A, FSA-Insured:
$3,435,000	AAA	5.000% due 4/1/18	$3,710,693
1,925,000	AAA	5.000% due 4/1/19	2,066,276
2,500,000	AAA	5.000% due 4/1/20	2,671,050
2,000,000	AAA	5.000% due 4/1/21	2,134,360
1,225,000	AAA	5.125% due 4/1/22	1,317,929

		Total Connecticut	72,128,753

Delaware — 0.0%
250,000	Aaa(b)	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (e)	294,815

District of Columbia — 0.7%
		District of Columbia:
1,125,000	AAA	GO, Series A, MBIA-Insured, 5.000% due 6/1/15	1,183,702
		Revenue:
3,000,000	AAA	American Association for the Advancement of Science Revenue, AMBAC-Insured, 5.250% due 1/1/16 +	3,195,420
		Georgetown University, Converted 5/1/98 MBIA-Insured:
3,900,000	AAA	Series D, 5.350% due 4/1/16	4,162,548
		Series E:
3,700,000	AAA	5.350% due 4/1/17	3,944,755
5,300,000	AAA	5.350% due 4/1/18	5,650,595

		Total District of Columbia	18,137,020

Florida — 4.8%
		Boynton Beach, FL, MFH Revenue, Housing Mortgage, Clipper Cove Apartments, Call 1/1/06 @ 102:
750,000	AAA	6.350% due 7/1/16 (c)	780,202
1,325,000	AAA	6.400% due 7/1/21 (c)	1,378,742
2,000,000	AA+	Broward County, FL, GO, Refunding, MBIA-Insured, 12.500% due 1/1/06	2,109,340
2,000,000	AAA	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, 5.750% due 7/1/22	2,243,240
		Florida State Board of Education, Capital Outlay, GO, Public Education, Series A:
4,010,000	AAA	5.125% due 6/1/21	4,341,868
15,965,000	AAA	5.250% due 6/1/24 (d)	17,292,969
5,100,000	AAA	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,482,449
4,095,000	AAA	Lee County, FL, Transportation Facilities Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 10/1/17	4,560,970
		Martin County, FL:
		IDA, IDR, Indiantown Cogeneration Project:
13,500,000	BB+	Series A, 7.875% due 12/15/25 (a)	13,884,750
6,010,000	BB+	Series B, 8.050% due 12/15/25 (a)	6,203,822
465,000	A2(b)	Special Assessment Revenue, Tropical Farms Water, 6.100% due 11/1/15	471,129
		Orange County, FL:
		School Board, COP:
25,250,000	Aaa(b)	AMBAC-Insured, 5.500% due 8/1/25 (d)	27,903,017
18,500,000	Aaa(b)	Series A, MBIA-Insured, 5.250% due 8/1/23 (d)	19,947,625
4,500,000	AAA	Tourist Development Tax Revenue, Senior Lien, AMBAC-Insured, 5.125% due 10/1/25	4,824,630
2,740,000	AA	Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding,
		5.000% due 10/1/23	2,914,182
2,070,000	AAA	Palm Beach County, FL, Public Improvement Revenue, Convention Center Project, FGIC-Insured, Call 11/1/11 @ 100, 5.125% due 11/1/20 (c)	2,294,202

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Florida (continued)
$2,000,000	AAA	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	$2,161,000
1,100,000	AAA	Village Center Community Development District, Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,183,787

		Total Florida	119,977,924

Georgia — 0.8%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	2,170,060
		Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
9,785,000	Baa1(b)	5.750% due 10/1/31	10,587,761
2,000,000	Baa1(b)	Series A, 5.250% due 10/1/20	2,077,960
3,500,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (c)	4,040,190

		Total Georgia	18,875,971

Hawaii — 1.1%
		Hawaii State:
2,500,000	AAA	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	2,786,675
		Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (d)(e)	16,688,179
4,000,000	AAA	5.150% due 3/1/15 (e)	4,273,360
3,850,000	AAA	Honolulu, HI, City & County, GO, Series A, FSA-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/24 (c)	4,300,258

		Total Hawaii	28,048,472

Illinois — 3.4%
		Chicago, IL:
500,000	AA+	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (e)	578,685
50,185,000	AAA	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (d)	56,649,832
3,585,000	AAA	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (c)	4,023,481
500,000	AAA	Cook County, IL, Community College District Number 508, Chicago, COP, FGIC-Insured, 8.750% due 1/1/07	544,285
		Illinois State:
2,750,000	AAA	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,880,212
		GO, First Series:
4,000,000	AAA	FGIC-Insured, 5.125% due 2/1/22	4,304,240
10,000,000	AAA	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (c)	11,174,700
3,430,000	AAA	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (c)	3,869,006

		Total Illinois	84,024,441

Indiana — 2.3%
36,625,000	Baa1(b)	Indiana State DFA Environmental Improvement Revenue, Refunding, USX Corp. Project, 5.250% due 12/1/22 (d)	39,690,146
2,500,000	BBB-	Petersburg, IN, PCR, Refunding, Indianapolis Power & Light Co. Project, 6.625% due 12/1/24	2,545,700
15,000,000	AAA	Rockport, IN, PCR, Refunding, Indiana Michigan Power Co. Project, Series A, AMBAC-Insured, 6.550% due 6/1/25 (d)	15,367,200

		Total Indiana	57,603,046

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Kansas — 0.3%
$ 2,725,000	AAA	Johnson County, KS, USD, Number 231, Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18	$2,889,972
2,575,000	Aaa(b)	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,850,602
2,000,000	Aaa(b)	Wyandotte County, KS, School District Number 204, Bonner Springs, GO, Refunding & Improvement, Series A, FSA-Insured, 5.600% due 9/1/20	2,201,540

		Total Kansas	7,942,114

Kentucky — 0.2%
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,280,520
1,250,000	A+	5.000% due 6/1/20	1,330,425
1,835,000	AAA	Kentucky State Property & Buildings Commission Revenue, Project Number 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (c)	2,048,961

		Total Kentucky	4,659,906

Louisiana — 0.1%
1,500,000	BBB-	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,466,385

Maine — 0.1%
3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30	3,676,178

Maryland — 1.3%
2,000,000	AAA	Baltimore County, MD, Mortgage Revenue, Refunding, Northbrooke Apartment Project, Series A, GNMA-Collateralized, 6.350% due 1/20/21 +	2,040,020
		Maryland State:
5,000,000	AA-	Health & Higher EFA Revenue, The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,267,400
		Transportation Authority:
4,470,000	AAA	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,835,646
2,710,000	AAA	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,891,055
		Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	A2(b)	5.550% due 11/1/22	2,860,215
12,980,000	A2(b)	5.650% due 11/1/33	13,629,649

		Total Maryland	31,523,985

Massachusetts — 3.6%
2,200,000	AAA	Holyoke, MA, GO, Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured, Call 6/15/06 @101, 5.500% due 6/15/16 (c)	2,281,906
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
3,235,000	AAA	5.500% due 7/1/30 (c)	3,581,080
765,000	AAA	Refunded Balance, 5.500% due 7/1/30 (c)	850,627
		Massachusetts State:
		DFA Revenue:
1,000,000	Aaa(b)	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,066,160
2,200,000	A2(b)	Visual & Performing Arts Project, 6.000% due 8/1/21	2,699,114
		GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	AA	5.250% due 11/1/30 (c)	13,585,054
6,760,000	AA	Refunded Balance, 5.250% due 11/1/30 (c)	7,502,856
		HEFA Revenue:
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22 (d)	16,064,250

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Massachusetts (continued)
$ 5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	$5,269,650
3,000,000	AA-	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,201,420
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31	5,439,492
9,000,000	AAA	University of Massachusetts Project, Series C, MBIA-Insured, 5.250% due 10/1/31	9,725,760
		Worcester Campus, Series B, FGIC-Insured:
1,870,000	AAA	5.125% due 10/1/20	2,026,687
1,350,000	AAA	5.125% due 10/1/21	1,460,741
1,565,000	AAA	5.125% due 10/1/22	1,690,623
1,170,000	AAA	5.125% due 10/1/23	1,261,868
5,000,000	AAA	5.250% due 10/1/31	5,407,050
5,000,000	AAA	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (c)	5,523,750
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Refunding, Senior Lien, Series 04-1, AMBAC-Insured, 5.250% due 11/1/26	2,187,820

		Total Massachusetts	90,825,908

Michigan — 7.1%
4,000,000	AA	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,231,040
2,795,000	AAA	Clarkston, MI, Community Schools, GO, MBIA/Q-SBLF-Insured, Call 5/1/07 @ 100, 5.250% due 5/1/23 (c)	2,918,846
		Detroit, MI:
2,000,000	AAA	Downtown Development Authority, Tax Increment Revenue, Development Area Number 1 Project, Series C, Call 7/1/06 @ 102, 6.250% due 7/1/25 (c)	2,110,860
3,000,000	AAA	Water Supply System, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (c)	3,366,930
3,825,000	AA	Dundee, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/30 (c)	4,245,635
		East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100:
1,000,000	AA	5.400% due 5/1/18 (c)	1,105,440
2,800,000	AA	5.450% due 5/1/19 (c)	3,101,588
1,900,000	AA	5.500% due 5/1/21 (c)	2,108,943
4,000,000	AA	5.625% due 5/1/30 (c)	4,462,520
4,075,000	AAA	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, 5.375% due 5/1/27	4,386,411
		Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,085,310
3,500,000	AAA	5.250% due 1/1/18	3,791,235
1,000,000	AAA	Grand Valley, MI, State University Revenue, Refunding, MBIA-Insured, Call 10/1/07 @ 101, 5.250% due 10/1/17 (c)	1,063,010
1,990,000	AA	Haslett, MI, Public School District, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	2,191,229
		Michigan State:
5,530,000	AAA	COP, AMBAC-Insured, 5.500% due 6/1/27	6,019,571
		Hospital Finance Authority Revenue:
		Refunding, OSF Healthcare Systems:
5,355,000	A	6.125% due 11/15/19	5,739,435
2,500,000	A	6.250% due 11/15/24	2,694,050
30,000,000	AA-	Refunding, Trinity Health Credit Group, Series C, 5.375% due 12/1/30 (d)	31,810,800
		Midland, MI, GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,055,800
1,030,000	AAA	5.200% due 5/1/19	1,096,868
1,340,000	AAA	5.250% due 5/1/21	1,428,105

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Michigan (continued)
$55,000,000	BB+	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)(d)	$57,729,100
1,500,000	AA	Montague, MI Public Schools District, GO, Refunding, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22	1,586,640
3,555,000	AA	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (c)	3,966,065
		Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
3,145,000	AA	5.750% due 5/1/18 (c)	3,526,426
5,150,000	AA	5.375% due 5/1/19 (c)	5,687,196
4,305,000	AA	5.375% due 5/1/21 (c)	4,754,055
5,150,000	AA	5.375% due 5/1/22 (c)	5,687,196
		Stockbridge, MI, Community Schools, Series A, GO, Q-SBLF-Insured, Call 5/1/10 @ 100:
800,000	AA	5.400% due 5/1/16 (c)	884,352
825,000	AA	5.450% due 5/1/17 (c)	913,861
600,000	AA	5.500% due 5/1/21 (c)	665,982
1,325,000	AA	5.625% due 5/1/26 (c)	1,478,210
2,250,000	AAA	West Bloomfield, MI, School District, School Building & Site, MBIA-Insured, Call 5/1/11 @ 100, 5.125% due 5/1/21 (c)	2,401,515

		Total Michigan	179,294,224

Minnesota — 3.4%
2,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collaterized, 5.625% due 2/1/26	2,633,900
		Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	A1(b)	6.150% due 8/20/31	1,093,490
1,000,000	A1(b)	6.200% due 2/20/43	1,080,240
		Elk River, MN, ISD Number 728, GO, Series A, MBIA-Insured:
9,500,000	Aaa(b)	5.375% due 2/1/20	10,391,765
4,250,000	Aaa(b)	5.500% due 2/1/21	4,689,790
		Hennepin County, MN, Lease Revenue, COP:
2,955,000	AA+	5.000% due 11/15/14	3,139,303
3,105,000	AA+	5.000% due 11/15/15	3,295,523
2,750,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	3,108,820
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, FGIC-Insured:
		Series A:
15,720,000	AAA	5.125% due 1/1/25 (d)	16,504,428
2,500,000	AAA	5.250% due 1/1/25	2,676,700
		Sub-Series C:
8,000,000	AAA	5.250% due 1/1/26	8,544,720
7,750,000	AAA	5.250% due 1/1/32	8,233,755
		Minnesota State:
7,400,000	AAA	GO, 5.250% due 8/1/18	8,040,396
6,375,000	AAA	GO, 5.250% due 8/1/19	6,916,301
500,000	A2(b)	Higher EFA Revenue, St. Johns University, Series 4-L, 5.350% due 10/1/17	525,630
		Rochester, MN, Electric Utilities Revenue:
1,210,000	Aa3(b)	5.100% due 12/1/17	1,301,621
1,270,000	Aa3(b)	5.125% due 12/1/18	1,363,155
1,335,000	Aa3(b)	5.200% due 12/1/19	1,433,737
1,405,000	Aa3(b)	5.250% due 12/1/20	1,507,326

		Total Minnesota	86,480,600

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Mississippi — 0.5%
$ 10,000,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	$11,888,800

Missouri — 1.5%
1,750,000	AAA	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	1,873,795
		Missouri State HEFA, Health Facilities Revenue:
180,000	BBB+	Lake of The Ozarks General Hospital, 6.000% due 2/15/06	182,336
		Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,255,176
2,000,000	BBB+	5.600% due 2/15/25	2,118,380
		North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA- Insured:
1,000,000	AAA	5.000% due 11/15/23	1,065,180
900,000	AAA	5.000% due 11/15/24	959,319
1,000,000	Aaa(b)	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,100,320
1,500,000	Aaa(b)	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,613,115
1,615,000	AAA	St. Charles County, MO, IDA, Industrial Revenue, Refunding, Development, Westchester Village Apartments, Series A, 6.050% due 2/1/17	1,662,804
		St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured:
6,420,000	AAA	5.125% due 7/1/22	6,809,630
19,000,000	AAA	5.250% due 7/1/31 (d)	20,038,920

		Total Missouri	38,678,975

Montana — 1.3%
33,275,000	NR	Montana State Board of Investment Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)(d)	32,895,998

Nevada — 0.1%
2,000,000	AAA	Clark County, NV, IDA Refunding Revenue, Nevada Power Co. Project, Series C, AMBAC-Insured, 7.200% due 10/1/22	2,041,600

New Hampshire — 0.0%
		New Hampshire Higher Educational & Health Facilities Authority Revenue:
115,000	BBB-	New London Hospital Association Project, 7.500% due 6/1/05	115,000
370,000	NR	Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	410,363

		Total New Hampshire	525,363

New Jersey — 6.5%
870,000	AAA	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15	870,261
2,390,000	AAA	Freehold Township, NJ, Board of Education, Refunding, MBIA/School Board Reserve Fund-Insured, 5.000% due 7/15/22	2,551,899
9,000,000	BBB-	Middlesex County, NJ, PCA, Revenue, Refunding, Pollution Control Financing, Amerada Hess Corp. Project, 5.750% due 9/15/32	9,540,540
8,990,000	A+	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (c)	9,946,986
		New Jersey Health Care Facilities Financing Authority Revenue:
2,500,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08	2,475,350
		Robert Wood Johnson University Hospital:
2,280,000	A	5.500% due 7/1/14	2,476,034
1,000,000	A	5.600% due 7/1/15	1,090,570
2,045,000	A	5.700% due 7/1/20	2,229,725
1,500,000	BBB+	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,672,275

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
New Jersey (continued)
		New Jersey State:
$500,000	AAA	EFA Revenue, Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25	$528,385
4,000,000	AAA	Housing & Mortgage Finance Agency, Multi-Family Revenue, Series D, FGIC-Insured, 4.600% due 11/1/25	4,061,240
		Transportation Trust Fund Authority, Transportation Systems, Series B, MBIA-Insured, Call 12/15/11 @ 100:
2,000,000	AAA	6.000% due 12/15/19 (c)	2,316,280
18,310,000	AAA	5.000% due 12/15/21 (c)(d)	20,193,550
		New Jersey, EDA:
3,890,000	CCC+	Continental Airlines, Inc. Project, 5.500% due 4/1/28	2,604,238
880,000	NR	Economic Development Revenue, Refunding, Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15 (g)	457,961
2,000,000	NR	First Mortgage, The Presbyterian Home at Montgomery Project, Series A, 6.375% due 11/1/31	2,086,680
30,450,000	BBB	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12 (d)	32,269,692
7,500,000	AAA	Refunding School Facilities Construction, Series K, FGIC-Insured, 5.000% due 12/15/18	8,234,175
11,030,000	B	Special Facility Revenue, Continental Airlines, Inc. Project, 7.000% due 11/15/30	10,025,718
2,200,000	A-	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,313,146
45,645,000	BBB	Tobacco Settlement Financing Corp., Asset-Backed Bonds, 5.750% due 6/1/32 (d)	46,157,593

		Total New Jersey	164,102,298

New York — 5.5%
		Metropolitan Transportation Authority of New York, Series A:
		Dedicated Tax Fund:
10,465,000	AAA	FGIC-Insured, Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)	11,797,404
5,130,000	AAA	MBIA-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	5,741,599
7,500,000	AAA	State Service Contract, Refunding, FGIC-Insured, 5.000% due 7/1/22	7,986,675
11,750,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	13,093,260
		New York City, NY:
6,000,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	6,779,400
5,000,000	AA	HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,221,750
		Municipal Water Finance Authority, Water & Sewer System Revenue:
		Series B:
5,000,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	5,726,300
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,408,690
17,720,000	AA+	Series D, 5.000% due 6/15/38 (d)	18,751,658
		New York State Dormitory Authority:
		Lease Revenue:
7,000,000	AAA	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	7,795,970
2,660,000	AA-	Department of Education, 5.000% due 7/1/24	2,833,618
3,895,000	AAA	Mamonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,154,134
10,000,000	AAA	State University Educational Facilities, Revenue, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	11,218,400
		New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B-1, FGIC-Insured:
2,305,000	AAA	5.400% due 4/1/17	2,524,897
2,000,000	AAA	5.500% due 4/1/18	2,201,500
		Call 4/1/10 @ 101:
6,595,000	AAA	5.500% due 4/1/19 (c)	7,381,388
5,950,000	AAA	5.600% due 4/1/20 (c)	6,686,015

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
New York (continued)
$ 10,495,000	AA-	Port Authority of New York & New Jersey, Consolidated 132nd Series, 5.000% due 9/1/26	$11,201,838
1,000,000	AAA	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,082,610
3,000,000	AAA	Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	3,547,650

		Total New York	139,134,756

North Carolina — 1.1%
		Charlotte, NC:
		COP, Governmental Facilities Projects, Series G:
3,500,000	AA+	5.250% due 6/1/23	3,811,815
3,000,000	AA+	5.000% due 6/1/24	3,176,160
1,500,000	AAA	Water & Sewer Systems Revenue, Call 6/1/09 @ 101, 5.250% due 6/1/24 (c)	1,640,655
1,145,000	AAA	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,294,766
		Greensboro, NC, Combined Enterprise Systems Revenue, Series A:
515,000	AA+	5.125% due 6/1/20	555,381
250,000	AA+	5.125% due 6/1/21	268,908
14,500,000	AAA	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (c)(d)	16,157,495

		Total North Carolina	26,905,180

North Dakota — 0.0%
1,000,000	AAA	Burleigh County, ND, Health Care Revenue, MedCenter One, Inc., MBIA-Insured, 5.250% due 5/1/13	1,051,400

Ohio — 9.9%
		Akron, Bath, and Copley, OH, Joint Township Hospital District, Hospital Revenue, Akron General Medical Center Project, AMBAC-Insured:
12,230,000	AAA	5.375% due 1/1/17	12,856,787
1,500,000	AAA	5.375% due 1/1/22	1,575,675
2,550,000	AAA	Avon Lake, OH, City School District, FGIC-Insured, 5.500% due 12/1/26	2,800,665
2,840,000	AAA	Brecksville-Broadview Heights, OH, City School District, FGIC-Insured, 6.500% due 12/1/16	3,043,316
		Canton, OH, City School District GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100:
6,000,000	AAA	5.500% due 12/1/20 (c)	6,715,920
5,500,000	AAA	5.625% due 12/1/23 (c)	6,190,745
		Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,651,762
1,000,000	AAA	5.625% due 9/1/21	1,069,330
		Cleveland, OH, Waterworks Revenue, First Mortgage, Series H, MBIA-Insured:
		Call 1/1/06 @ 102:
980,000	AAA	5.625% due 1/1/13 (c)	1,015,427
985,000	AAA	5.700% due 1/1/14 (c)	1,021,021
		Unrefunded Balance:
20,000	AAA	5.625% due 1/1/13	20,711
15,000	AAA	5.700% due 1/1/14	15,462
		Cuyahoga County, OH:
500,000	NR	Health Care Facilities Revenue, Refunding, Judson Retirement Community, Series A, 7.000% due 11/15/10	535,805
		Hospital Revenue:
		MetroHealth Systems Project, MBIA-Insured:
1,000,000	AAA	5.625% due 2/15/17	1,057,680

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Ohio (continued)
$ 5,935,000	AAA	Series A, 5.250% due 2/15/19	$6,171,332
		University Hospital Health System, Inc., AMBAC-Insured:
2,500,000	AAA	5.400% due 1/15/19	2,700,200
9,000,000	AAA	5.500% due 1/15/30	9,665,370
660,000	Aa2(b)	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	676,289
3,290,000	Aaa(b)	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,605,906
995,000	AAA	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	1,012,124
5,400,000	Aaa(b)	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (c)	6,123,708
		Hamilton County, OH:
2,515,000	AAA	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,688,937
		Sales Tax, Sub-Series B, AMBAC-Insured:
3,135,000	Aaa(b)	5.250% due 12/1/18	3,395,675
3,610,000	Aaa(b)	5.250% due 12/1/19	3,904,540
12,650,000	Aaa(b)	5.250% due 12/1/32 (d)	13,526,012
2,000,000	AAA	Lakewood, OH, GO, AMBAC-Insured, 5.250% due 12/1/21	2,163,120
		Lorain County, OH, Hospital Revenue:
1,000,000	AA-	Catholic Healthcare, 5.500% due 10/1/17	1,089,100
		Promedica Healthcare Obligation Group, AMBAC-Insured:
10,000,000	AAA	5.375% due 11/15/23	10,826,100
19,550,000	AAA	5.375% due 11/15/29 (d)	21,089,758
1,000,000	Aaa(b)	Madison, OH, Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26	1,112,410
		Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	Aaa(b)	5.000% due 12/1/17	1,095,807
1,075,000	Aaa(b)	5.000% due 12/1/18	1,147,348
1,080,000	Aaa(b)	5.000% due 12/1/19	1,150,762
515,000	BBB+	Miami County, OH, Hospital Facility, Refunding & Improvement, Upper Valley Medical Center, Series A, 6.000% due 5/15/06	523,868
4,325,000	Aaa(b)	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30	4,565,427
		New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,898,126
5,500,000	AAA	5.200% due 10/1/24	5,945,225
1,630,000	AA	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,801,232
		Ohio State:
17,750,000	BB+	Air Quality Development Authority Revenue, Refunding, PCR, Cleveland, Electric Illuminating Co. Project, OH, Series A, 6.000% due 12/1/13 (d)	18,876,237
2,725,000	AA	Building Authority, State Facilities, Administration Building Fund Projects, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (c)	2,928,149
13,000,000	AA+	Common Schools, Series D, Mandatory Put 9/14/07 @ 100, 2.450% due 3/25/24 (i)	12,848,940
		Higher Educational Facility Commission Revenue:
2,875,000	A2(b)	John Carroll University Project, 5.850% due 4/1/20	3,189,381
6,000,000	AA	Oberlin College Project, 5.125% due 10/1/24	6,447,360
		University of Dayton Project, AMBAC-Insured:
3,380,000	AAA	5.500% due 12/1/25	3,744,939
11,710,000	AAA	5.500% due 12/1/30	12,924,912
1,500,000	NR	Solid Waste Revenue, Republic Engineered Steels, Inc., 9.000% due 6/1/21 (g)(h)	0

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Ohio (continued)
$ 2,390,000	AAA	Water Development Authority Revenue, Fresh Water Improvement, 5.000% due 12/1/25	$2,557,874
5,000,000	Aaa(b)	Plain, OH, Local School District, FGIC-Insured, 5.000% due 12/1/25	5,286,800
1,305,000	Aaa(b)	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,410,183
7,410,000	A3(b)	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	8,264,151
		University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,133,560
2,500,000	AAA	5.000% due 6/1/21	2,661,425
6,310,000	AAA	5.250% due 6/1/24	6,804,452
3,250,000	AAA	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24	3,655,112
		Waterloo, State Aid Withholding, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
3,000,000	Aaa(b)	5.125% due 12/1/21	3,210,840
2,000,000	Aaa(b)	5.125% due 12/1/24	2,134,640

		Total Ohio	249,527,637

Oklahoma — 0.4%
1,500,000	AAA	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	1,610,115
		Tulsa, OK:
		GO:
2,100,000	AA	5.000% due 3/1/18	2,214,870
2,100,000	AA	5.000% due 3/1/19	2,209,263
2,000,000	AA	5.000% due 3/1/20	2,098,760
1,975,000	AA	Industrial Authority Hospital Revenue, St. John’s Medical Center Project, Call 2/15/06 @ 100, 6.250% due 2/15/17 (c)	2,022,775
1,000,000	A+	Woods County, OK, IDA, IDR, Refunding, Cargill, Inc. Project, 6.250% due 10/1/14	1,022,260

		Total Oklahoma	11,178,043

Oregon — 1.8%
		Clackamas County, OR:
		Hospital Facilities Authority Revenue, Refunding, Legacy Health System:
2,000,000	AA	5.750% due 5/1/15	2,225,180
8,000,000	AA	5.250% due 5/1/21	8,506,560
6,665,000	AAA	School District Number 007J, Lake Oswego, MBIA-Insured, 5.000% due 6/1/22	7,049,904
		Oregon State:
2,000,000	AAA	Department of Administrative Services, Lottery Revenue, Series A, Call 4/1/12 @ 100, 5.500% due 4/1/18 (c)	2,272,160
3,000,000	AA+	Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26	3,213,510
5,900,000	AA	GO, Veterans Welfare, Series 82, 5.375% due 12/1/31	6,027,971
2,885,000	AA	Portland, OR, GO, Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (c)	3,080,199
		Washington County, OR, GO:
4,330,000	Aa2(b)	5.000% due 6/1/21	4,587,159
6,490,000	Aa2(b)	5.125% due 6/1/23	6,893,483

		Total Oregon	43,856,126

Pennsylvania — 2.4%
		Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding:
1,040,000	Aaa(b)	5.000% due 2/15/18	1,111,885

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Pennsylvania (continued)
$1,270,000	Aaa(b)	5.100% due 2/15/19	$1,362,900
1,350,000	Aaa(b)	5.125% due 2/15/20	1,451,547
1,535,000	Aaa(b)	5.125% due 2/15/21	1,650,463
1,680,000	Aaa(b)	5.200% due 2/15/23	1,807,579
5,500,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,815,590
1,605,000	AAA	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,721,796
		Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue, Northampton Generating, Sub-Series C:
1,600,000	NR	6.875% due 1/1/11 (a)	1,622,176
12,000,000	NR	6.950% due 1/1/21 (a)	12,126,840
		Philadelphia, PA:
500,000	BBB+	Hospitals & Higher Education Facilities Authority Revenue, Refunding, Pennsylvania Hospital, 6.250% due 7/1/06 (e)	517,740
		School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100:
855,000	AAA	5.750% due 2/1/17 (c)	970,348
755,000	AAA	5.750% due 2/1/20 (c)	856,857
565,000	AAA	5.750% due 2/1/21 (c)	641,224
11,600,000	AAA	5.750% due 2/1/30 (c)	13,164,956
12,915,000	AAA	State Public School Building Authority, Pennsylvania School Revenue, Lease, Philadelphia School District Project, 5.250% due 6/1/24	14,084,066

		Total Pennsylvania	58,905,967

Rhode Island — 0.1%
3,000,000	AAA	Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (c)	3,390,630

South Carolina — 8.4%
		Charleston County, SC, GO, Refunding & Capital Improvement:
1,520,000	AA+	Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)	1,659,992
350,000	AA+	Unrefunded Balance, 5.250% due 5/1/21	374,854
7,000,000	A	Dorchester County, SC, School District Number 2, Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	7,390,950
		Greenville County, SC, School District Installment Purchase Refunding, Building Equity Sooner For Tomorrow:
104,825,000	AA-	5.500% due 12/1/28 (d)	114,065,324
9,860,000	AA-	Call 12/1/10 @ 101, 5.875% due 12/1/19 (c)	11,574,851
7,195,000	AA-	Call 12/1/12 @ 101, 6.000% due 12/1/20 (c)	8,505,569
3,500,000	AAA	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,670,765
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Sub-Series B, MBIA-Insured, 5.250% due 4/1/26	2,643,518
		South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC-Insured, Call 10/1/11 @ 100:
27,250,000	Aaa(b)	5.100% due 10/1/27 (c)(d)	30,242,867
27,500,000	Aaa(b)	5.125% due 10/1/31 (c)(d)	30,559,375

		Total South Carolina	210,688,065

Tennessee — 3.7%
		Chattanooga, TN:
		Electric Revenue:
1,600,000	AA	5.200% due 9/1/16	1,733,984
1,600,000	AA	5.250% due 9/1/17	1,732,208
1,600,000	AA	5.250% due 9/1/18	1,731,408
6,300,000	AA	5.375% due 9/1/25	6,795,369
18,000,000	AAA	IDB Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30 (d)	19,742,580

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Tennessee (continued)
$1,000,000	AAA	Franklin, TN, IDB, MFH Revenue, Refunding, Landings Apartment Project, Series A, FSA-Insured, 5.900% due 10/1/16	$1,041,120
11,000,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	11,501,710
		Memphis-Shelby County, TN, Sports Authority, Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
6,915,000	AAA	Series A, 5.125% due 11/1/22	7,460,040
5,665,000	AAA	Series B, 5.125% due 11/1/21	6,126,698
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,778,400
		Tennessee State:
		GO, Series A, Call 3/1/10 @ 100:
3,810,000	AA	5.250% due 3/1/17 (c)	4,173,931
4,000,000	AA	5.250% due 3/1/18 (c)	4,382,080
7,300,000	AA-	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (c)	7,987,222
		Williamson County, TN, GO, Refunding:
1,500,000	Aa1(b)	5.000% due 3/1/18	1,608,825
1,895,000	Aa1(b)	Rural School, 5.000% due 3/1/18	2,032,482

		Total Tennessee	92,828,057

Texas — 2.5%
1,000,000	AAA	Brazos County, TX, Health Facility Development Corp., Franciscan Services Corp., Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/17	1,060,830
2,600,000	BBB-	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,541,734
5,520,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSFG, 6.750% due 8/1/24	5,758,077
		Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines, Inc.:
6,470,000	CC	Guaranty Agreement, 6.375% due 5/1/35 (a)	4,743,545
17,000,000	CCC	Series B, Mandatory Put 11/1/05 @ 100, 6.050% due 5/1/29 (d)(i)	16,800,590
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,173,108
		Harris County, TX, Health Facilities Development Corp.:
2,410,000	AA	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16	2,557,685
2,000,000	AAA	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (e)	2,391,960
1,045,000	AAA	Houston, TX, Community College System Revenue, Student Fee, MBIA-Insured, Call 4/15/07 @ 100, 5.650% due 4/15/15 (c)	1,098,170
		Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	AA-	5.250% due 7/1/13	2,661,075
3,635,000	AA-	5.250% due 7/1/14	3,861,497
1,000,000	AAA	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,042,490
9,000,000	AAA	North Central Texas Health Facility Development Corp. Revenue, Hospital, Zale Lipshy University Project, FSA-Insured, 5.450% due 4/1/15	9,522,810
185,000	NR	Rusk County, TX, Health Facilities Corp., Hospital Revenue, Refunding, Henderson Memorial Hospital Project, 7.750% due 4/1/13	185,884
250,000	BBB	Tarrant County, TX, Health Facilities Development Corp., Fort Worth Osteopathic Hospital, Inc, Hospital Revenue Refunding and Improvement, Unrefunded, Balance, 7.000% due 5/15/28 (h)	2,500
		Texas General Services Commission Partnership Interest, COP Office Building & Land Acquisition Project:
130,000	A-	7.000% due 8/1/14	131,966
330,000	A-	7.000% due 8/1/24	335,023

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Texas (continued)
		Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
		FSA-Insured:
$1,000,000	AAA	Series B, 5.500% due 11/1/17	$1,055,610
3,000,000	AAA	Series C, 5.500% due 11/1/17	3,166,830
1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	1,425,073

		Total Texas	61,516,457

Vermont — 0.2%
		Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
1,250,000	Baa1(b)	5.300% due 9/1/23	1,315,512
2,650,000	Baa1(b)	5.500% due 9/1/28	2,795,167
1,750,000	Baa1(b)	5.500% due 9/1/33	1,848,315

		Total Vermont	5,958,994

Virginia — 2.9%
		Arlington County, VA, IDA, MFH Revenue:
		Mortgage, Senior Lien, Arlington Housing, Call 7/1/05 @ 102:
705,000	A	6.300% due 7/1/16 (c)	721,116
750,000	A	6.350% due 7/1/20 (c)	767,175
1,000,000	A	6.375% due 7/1/25 (c)	1,022,920
1,000,000	A	Mortgage, Woodbury Park Apartments, Series A, Call 7/1/08 @ 102, 5.350% due 7/1/18 (c)	1,087,750
		Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co. Project, Remarketed 11/8/02:
12,500,000	BBB+	5.500% due 10/1/09	13,068,250
4,000,000	BBB+	Series B, 5.875% due 6/1/17	4,466,800
		Fairfax County, VA:
200,000	AAA	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	210,102
1,000,000	AAA	Water Authority & Water Revenue,5.000% due 4/1/27	1,072,170
1,425,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Battery Heights, Series A, GNMA-Collateralized/FHA-Insured, 6.100% due 4/20/16	1,475,431
15,000,000	BBB+	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Project, Remarketed 11/8/02, 5.250% due 12/1/08 (d)	15,629,850
2,160,000	AA+	Norfolk, VA, Redevelopment & Housing Authority Educational Facility Revenue, Tidewater Community College Campus, Call 11/1/05 @ 102, 5.875% due 11/1/15 (c)	2,231,388
500,000	AAA	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	534,080
7,320,000	AAA	Virginia State Housing Development Authority Commonwealth Mortgage, Series J-1, MBIA-Insured, 5.200% due 7/1/19	7,437,706
21,500,000	BBB+	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09 (d)	22,477,390

		Total Virginia	72,202,128

Washington — 0.0%
250,000	AAA	Washington State Public Power Supply System, Nuclear Project Number One Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	322,737

West Virginia — 0.5%
4,190,000	BBB-	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,096,102

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
West Virginia (continued)
$7,540,000	BBB-	South Charleston, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	$7,497,324

		Total West Virginia	11,593,426

Wisconsin — 0.1%
1,325,000	AAA	Winneconne, WI, Community School District, Refunding, FGIC-Insured, Call 4/1/06 @ 100, 6.750% due 4/1/16 (c)	1,368,235
		Wisconsin State HEFA Revenue:
1,000,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,057,300
1,000,000	AAA	Medical College of Wisconsin, Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,051,230

		Total Wisconsin	3,476,765

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,275,993,792)	2,467,459,357

SHORT-TERM INVESTMENTS — 0.5%(j)
Alaska — 0.1%
1,300,000	A-1+	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines, Inc. Project, Series B, 2.980% due 6/1/05	1,300,000

Delaware — 0.0%
700,000	A-1+	University of Delaware Revenue, Series B, 2.960% due 6/1/05	700,000

Georgia — 0.1%
200,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series C, FSA-Insured, 2.970% due 6/1/05	200,000
2,000,000	A-1+	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Project, AMBAC-Insured, 2.990% due 6/1/05	2,000,000

		Total Georgia	2,200,000

Missouri — 0.1%
		Missouri State HEFA Revenue, Washington University:
1,260,000	A-1+	Series A, 2.980% due 6/1/05	1,260,000
200,000	A-1+	Series B, 2.980% due 6/1/05	200,000

		Total Missouri	1,460,000

New York — 0.0%
200,000	A-1+	New York City, NY, Transitional Finance Authority, New York City Recovery, Sub-Series 3F, 2.950% due 6/1/05	200,000

Tennessee — 0.1%
600,000	VMIG1(b)	Blount County, TN, Public Building Authority, Local Government Public Improvement, Series A-1G, AMBAC-Insured, 3.000% due 6/1/05	600,345
1,400,000	A-1+	Metropolitan Government of Nashville & Davidson County, Tennessee Housing & Educational Facilities Board Revenue, Vanderbilt University, Series A, 2.990% due 6/1/05	1,400,000
		Sevier County, TN, Public Building Authority, Local Government Public Improvement, AMBAC-Insured:
200,000	VMIG1(b)	Series IV-E-1, 3.000% due 6/1/05	200,000
1,500,000	VMIG1(b)	Series IV-H-2, 3.000% due 6/1/05	1,500,000

		Total Tennessee	3,700,345

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating ‡	Security	Value
Texas — 0.1%
$1,500,000	A-1+	Bell County, TX, Health Facility Development Corp., Scott and White Memorial Hospital, Series B-1, MBIA-Insured, SPA-Chase Bank of Texas NA, 2.980% due 6/1/05	$1,500,000
1,100,000	VMIG1(b)	Harris County, TX, Health Facilities Development Corp., YMCA Greater Houston Area, 2.980% due 6/1/05	1,100,000

		Total Texas	2,600,000

Utah — 0.0%
400,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 2.970% due 6/1/05	400,000
400,000	A-1+	Salt Lake City, UT, PCR, Refunding, Service Station Holdings Project, Guarantee Agreement-BP PLC, 2.980% due 6/1/05	400,000

		Total Utah	800,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $12,960,345)	12,960,345

		TOTAL INVESTMENTS — 98.8% (Cost — $2,288,954,137#)	2,480,419,702

		Other Assets In Excess of Liabilities — 1.2%	29,782,932

		TOTAL NET ASSETS — 100.0%	$2,510,202,634

+	All or portion of this security is held as collateral for open futures contracts.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)	Rating by Moody’s Investors Service.

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is segregated for open futures contracts.

(e)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security is currently in default.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(i)	Variable rate security. Coupon rate disclosed is that which is in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(j)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DFA	-	Development Finance Agency
EDA	-	Economic Development Authority
EFA	-	Educational Facilities Authority
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDC	-	Housing Development Corporation
HEFA	-	Health & Educational Facilities Authority
IDA	-	Industrial Development Authority
IDB	-	Industrial Development Board
IDR	-	Industrial Development Revenue
ISD	-	Independent School District

See Notes to Schedule of Investments.

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

MBIA	-	Municipal Bond Investors Assurance Corporation
MFH	-	Multi-Family Housing
PCR	-	Pollution Control Revenue
PSFG	-	Permanent School Fund Guaranty
Q-SBLF	-	Qualified School Board Loan Fund
RDA	-	Redevelopment Agency
SPA	-	Standby Bond Purchase Agreement
TCRS	-	Transferable Custodial Receipts
USD	-	Unified School District

Summary of Investments by Industry*

Education	19.5%
Pre-Refunded	19.2
Pollution Control	12.6
Transportation	10.7
Hospitals	7.9
General Obligation	6.0
Housing: Multi-Family	4.0
Water & Sewer	3.6
Tobacco	3.3
Other	13.2

100.0%

* As a percent of total investments. Please note that Fund holdings are subject to change.

See Ratings Page following the Schedule of Investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the

Bond Ratings (unaudited) (continued)

present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Managed Municipals Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial future contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial future contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$196,616,763
Gross unrealized depreciation	$(5,151,198)

Net Unrealized Gain	$191,465,565

At May 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	8,063	9/05	$937,827,688	$946,898,563	$(9,070,875)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Managed Municipals Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer
Date: July 29, 2005